Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
NOTE 12	Long-Term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2012	2011
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.500%	2026	$199	$199
	Fixed	2.950%	2022	1,300	–
Convertible senior debentures (b)	Floating	–%	2035	–	10
	Floating	–%	2036	–	10
	Floating	–%	2037	–	21
Medium-term notes	Fixed	1.125% – 4.200%	2013 – 2022	10,600	10,530
	Floating	.694%	2012	–	500
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Junior subordinated debentures held by unconsolidated trusts (b)	Fixed	6.300% – 6.625%	2039 – 2067	–	2,691
Capitalized lease obligations, mortgage indebtedness and other (c)				173	132
Subtotal				12,772	14,593
Subsidiaries
Subordinated notes	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	4.375%	2017	–	1,169
	Fixed	3.778%	2020	500	500
	Floating	.620%	2014	373	414
Federal Home Loan Bank advances	Fixed	.500% – 8.250%	2013 – 2026	16	3,710
	Floating	.311% – .575%	2014 – 2022	4,579	4,332
Bank notes	Fixed	5.920%	2012	–	99
	Floating	.058% – .062%	2046 – 2048	143	1,146
Capitalized lease obligations, mortgage indebtedness and other (c)				4,670	3,527
Subtotal				12,744	17,360
Total				$25,516	$31,953

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.55 percent, ..36 percent and .06 percent, respectively.
(b)	All remaining outstanding balances were redeemed by the Company during 2012.
(c)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

During 2011, a wholly-owned unconsolidated trust, formed for the purpose of issuing redeemable Income Trust Securities (“ITS”) to third party investors, sold the remaining $676 million of 5.54 percent fixed rate junior subordinated debentures, originally issued by the Company to the trust, to investors to generate cash proceeds to purchase the Company’s Series A Non-Cumulative Perpetual Preferred Stock (“Series A Preferred Stock”). As part of this sale, a consolidated subsidiary of the Company purchased $176 million of the junior subordinated debentures, which effectively retired the debt. The Company classifies the remaining $500 million as junior subordinated debentures in long-term debt. In addition, during 2012, the Company elected to redeem $2.7 billion of junior subordinated debentures issued to five other wholly-owned unconsolidated trusts that had interest payable at fixed rates ranging from 6.30 percent to 6.63 percent, and during 2011, the Company elected to redeem $618 million of junior subordinated debentures issued to four wholly-owned unconsolidated trusts that had interest payable at fixed rates ranging from 5.75 percent to 10.20 percent. There were no issuances of junior subordinated debentures in 2012 or 2011.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $60.9 billion and $56.4 billion at December 31, 2012 and 2011, respectively, based on collateral available.

Maturities of long-term debt outstanding at December 31, 2012, were:

(Dollars in Millions)	Parent Company	Consolidated
2013	$2,849	$2,894
2014	1,499	4,133
2015	1,747	3,084
2016	1,948	4,007
2017	1,246	2,773
Thereafter	3,483	8,625
Total	$12,772	$25,516